Trade and other receivables	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Trade and other receivables	Trade and other receivables

				$ million
		2020		2019
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	12,926	19	19,424	22
Amounts receivable from joint ventures and associates	339	10	672	2
Receivables related to disposals[a]	1,291	2,402	159	125
Other receivables	2,628	637	3,166	701
	17,184	3,068	23,421	850
Non-financial assets
Gulf of Mexico oil spill trust fund reimbursement asset	32	—	201	—
Sales taxes and production taxes	557	504	640	538
Other receivables	175	779	180	759
	764	1,283	1,021	1,297
	17,948	4,351	24,442	2,147
[a] For further information see Note 4 - Disposals and Impairment.
In both 2020 and 2019 the group entered into non-recourse arrangements to discount certain receivables in support of supply and trading activities and the management of credit risk.
Trade and other receivables, other than certain receivables related to disposals, are predominantly non-interest bearing. See Note 29 for further information.